Share capital and share based payments - Disclosure of Changes in Number of Other Equity Instruments Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	2,752,198	1,607,345	1,049,466
Granted during the period	1,802,348	1,556,511	1,074,726
Forfeited during the period	(614,338)	(268,587)	(39,783)
Exercised during the period	(261,854)	(143,071)	(477,064)
Expired during the period	0	0	0
Balance at end of period	3,678,354	2,752,198	1,607,345
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	284,500	309,500	334,500
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	(16,940)	(25,000)	(25,000)
Expired during the period	(25,000)	0	0
Balance at end of period	242,560	284,500	309,500
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	1,360,822	1,362,322	1,363,072
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	(230,000)	(1,500)	(750)
Expired during the period	(25,000)	0	0
Balance at end of period	1,105,822	1,360,822	1,362,322